Income tax - Summary of Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
One year	$ 12,007	$ 7,625
Two years	16,261	12,170
Three years	15,561	16,482
Four years	23,515	15,772
Thereafter and unlimited	196,142	150,345
Net operating loss carryforwards	$ 263,486	$ 202,394